11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	2020	2019	2018
Loss carryforwards	$791,000	$782,300	$766,600
Capital losses	–	–	5,000
Office equipment	–	–	12,500
Oil & Gas properties	1,857,700	1,817,700	1,733,500
Asset retirement obligation	134,800	117,800	99,300
Deferred tax asset	2,783,500	2,717,800	2,616,900

Less valuation allowance	(2,783,500)	(2,717,800)	(2,616,900)
Deferred tax asset recognized	$–	$–	$–

Effective income tax rate schedule

The (benefit) provision for income taxes differs from the amount of income tax determined by applying the applicable Canadian statutory federal income tax rate to pre-tax income loss as a result of the following differences:

	2020	2019	2018
Statutory federal income tax rate	-25%	-25%	-25%
Change in valuation allowance	2%	4%	-6%
Non-deductible change in fair value of derivative liability	-6%	-3%	-45%
Non-deductible accretion expense	13%	4%	2%
Effect of foreign exchange	16%	20%	74%
	0%	0%	0%